VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	June 30, 2017	December 31, 2016
Cost	2,140,898	2,154,994
Accumulated depreciation	(449,368)	(417,825)
Vessels and equipment, net	1,691,530	1,737,169

During the six months ended June 30, 2017, the 1,700 TEU container vessel MSC Alice, which was previously an operating lease asset, was accounted for as a sales-type lease. The carrying value of the container vessel was therefore reclassified from vessels and equipment to investment in lease asset.